Fair Value Measurements (Financial Instruments at Fair Value Based on Valuation Approach Applied to Each Class of Security) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Total assets	$ 41,441	$ 38,430	$ 28,428
Preferred Stock [Member]
Assets:
Long-term investments and other assets, net	3,000
Money Market Funds [Member]
Assets:
Cash equivalents	10,013	10,002
Restricted cash equivalents	14,214	14,214
Restricted cash equivalents, net of current portion	14,214	14,214	28,428
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Total assets	38,441	38,430	28,428
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Money Market Funds [Member]
Assets:
Cash equivalents	10,013	10,002
Restricted cash equivalents	14,214	14,214
Restricted cash equivalents, net of current portion	14,214	14,214	28,428
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Total assets	3,000
Significant Unobservable Inputs (Level 3) [Member] | Preferred Stock [Member]
Assets:
Long-term investments and other assets, net	$ 3,000